Post-employment Benefits (Details 12)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	77.20%
Fixed Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	79.10%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.30%
Variable Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	4.90%
Loans Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.20%
Loans Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.30%
Real Estate Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.60%
Real Estate Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	3.60%
Investment Structuring [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	8.70%
Investment Structuring [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	8.80%
Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	2.00%
Investments Abroad [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	2.40%